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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



Investment Company Act file number 811-02239


                            Pioneer Growth Shares
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


      Joseph P. Barri, Hale and Dorr LLP, 60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  June 30


Date of reporting period:  January 1, 2003 through June 30, 2003


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                                     PIONEER
                                     -------
                                     GROWTH
                                     SHARES


                                   Semiannual
                                     Report

                                     6/30/03


                                 [PIONEER LOGO]
                                 Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter from the President                     1

Portfolio Summary                             2

Performance Update                            3

Portfolio Management Discussion               8

Schedule of Investments                      11

Financial Statements                         17

Notes to Financial Statements                26

Results of Shareowner Meeting                32

Trustees, Officers and Service Providers     34

The Pioneer Family of Mutual Funds           35

Retirement Plans from Pioneer                36

Pioneer Growth Shares
--------------------------------------------------------------------------------
LETTER FROM THE PRESIDENT 6/30/03
--------------------------------------------------------------------------------

Dear Shareowners,
--------------------------------------------------------------------------------

With the fading of concerns over the             -------------------------------
Iraq war, investors whose attention had          Pioneer's new
been focused overseas were buoyed by             president
hints of increased economic activity at
home. The nation's stock markets began a         Osbert Hood was recently
broad-based rally in early March, and            named Chief Executive
prices continued to climb. From April            Officer and President of
through June, the major stock market             Pioneer Investments USA.
averages recorded one of the biggest             Mr. Hood, formerly Pioneer's
quarterly jumps in years. Increasing             Chief Operating Officer and
investor confidence also led to strong           a key member of the senior
returns on corporate bonds. However,             management committee,
returns on government bonds, which rose          joined Pioneer in 2000 from
sharply earlier, have slowed.                    John Hancock Financial
                                                 Services, where he had held
Encouraging factors aren't hard for              senior financial positions.
investors to find. The lowest interest           "I am excited and honored
rates many of us have ever seen and the          to have the opportunity to
administration's tax cuts mean higher            lead Pioneer as it continues
incomes for many consumers. The tax              to grow," Mr. Hood said.
reductions on dividends and capital              "As CEO I look forward to
gains are of special interest to                 furthering Pioneer's strategic
investors. Corporations can also borrow          goals, including developing
at the lowest rates in years. Many               new products that can meet
companies are realizing substantial              the wider needs of investors
savings by replacing old, high-cost debt         and the advisers who serve
with new issues that carry lower                 them."
interest. The Federal Reserve Board cut          -------------------------------
rates once again in June in an effort to inject further stimulus into the economy. And the weak U.S. dollar helps exporters and multinational companies operating in countries with stronger currencies. One possible lesson to be learned from the market's decline and recovery is the importance of staying invested. Those who stayed with their commitments participated in the recent rally, while those who remained on the sidelines had to play catch-up. If the protracted slump caused your investment discipline to slip, this may be an ideal time to contact your financial advisor for guid ance on resuming your investment program.

Our style focuses on companies, not on forecasts

There are always risks, of course, and the direction of the economy is something of a puzzle at the moment. If it continues to struggle for very long, investors may once again seek shelter in short-term commitments. However, Pioneer's portfolio managers and analysts do not base investment decisions on economic assumptions. Instead, as it has since our founding in 1928, our value-focused investment style requires complete understanding of a company and its potential. That means intensive analysis of financial reports, visits to companies and detailed discussions with corporate managers. When we discover potential that appears to exceed the market's valuation, that company becomes a candidate for investment. Our research efforts are aided in no small measure by the global resources of our parent organization, UniCredito Italiano S.p.A.

Like everyone at Pioneer, I appreciate your continued confidence in our products and services.

Respectfully,

/s/ Osbert M. Hood
------------------

Osbert M. Hood
Pioneer Investment Management, Inc.

The preceding information is the opinion of Fund management. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Growth Shares
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 6/30/03
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment in securities)

[Representation of Pie Chart]

U.S. Common Stocks                            88.8%
Temporary Cash Investments                     5.1%
Exchange-Traded Fund                           4.8%
Depositary Receipts of International Stocks    1.3%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[Representation of Pie Chart]

Information Technology                        28.3%
Health Care                                   26.8%
Consumer Staples                              15.0%
Industrials                                    8.8%
Consumer Discretionary                         8.2%
Financials                                     5.3%
Exchange-Traded Fund                           5.0%
Energy                                         2.6%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

---------------------------------------------------------------------------------------------
 1.  Pfizer, Inc.                       8.28%      6.  Intel Corp.                      3.67%
---------------------------------------------------------------------------------------------
 2.  Microsoft Corp.                    6.66       7.  Proctor & Gamble Co.             3.64
---------------------------------------------------------------------------------------------
 3.  Nasdaq-100 Index Traded Stock      5.03       8.  Wyeth, Inc.                      3.35
---------------------------------------------------------------------------------------------
 4.  Wal-Mart Stores, Inc.              4.60       9.  Biovail Corp., International     3.03
---------------------------------------------------------------------------------------------
 5.  General Electric Co.               4.07      10.  Kimberly-Clark Corp.             2.69
---------------------------------------------------------------------------------------------

This list excludes money market instruments. Portfolio holdings will vary for other periods.

Pioneer Growth Shares
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/03                                       CLASS A SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share                 6/30/03     12/31/02
                          $10.31      $9.05


Distributions per Share   Income      Short-Term      Long-Term
(1/1/03 - 6/30/03)        Dividends   Capital Gains   Capital Gains
                          $   -       $    -          $    -

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Growth Shares at public offering price, compared to that of the Russell 1000 Growth Index.

-----------------------------------------------
Average Annual Total Returns
(As of June 30, 2003)
                   Net Asset    Public Offering
Period               Value          Price*
 10 Years             6.75%          6.12%
 5 Years             -8.90          -9.98
 1 Year               0.00          -5.76
-----------------------------------------------

*  Reflects deduction of the maximum
   5.75% sales charge at the begin-
   ning of the period and assumes
   reinvestment of distributions at net
   asset value.

[Representation of Mountain Chart]

            Pioneer          Russell 1000
         Growth Shares*      Growth Index
6/93           9425              10000
              10096              10539
12/94          9833              10816
              12766              14837
12/96         16206              18267
              23302              23837
12/98         31119              33063
              33422              44026
12/00         30225              34154
              24412              27178
12/02         15894              19600
6/03          18107              22165

The Fund adopted its current name and investment adviser (Pioneer Investment Management, Inc.) on December 1, 1993. Prior to that date, the Fund's name was Mutual of Omaha Growth Fund, Inc., and its investment adviser was Mutual of Omaha Fund Management Company.

The Russell 1000 Growth Index contains those Russell 1000 securities with greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields and higher forecasted growth values than the value universe.

Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Past performance does not guarantee future results. Returns and principal value fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Growth Shares
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/03                                        CLASS B SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share                 6/30/03     12/31/02
                          $9.57       $8.43

Distributions per Share   Income      Short-Term      Long-Term
(1/1/03 - 6/30/03)        Dividends   Capital Gains   Capital Gains
                          $   -       $    -          $    -

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Growth Shares, compared to that of the Russell 1000 Growth Index.

-----------------------------------------
Average Annual Total Returns
(As of June 30, 2003)
                       If          If
Period                Held      Redeemed*
 Life-of-Class
 (4/28/95)            5.76%       5.76%
 5 Years             -9.63       -9.77
 1 Year              -0.93       -4.89
-----------------------------------------

*  Reflects deduction of the maximum
   applicable contingent deferred sales
   charge (CDSC) at the end of the
   period and assumes reinvestment
   of distributions. The maximum
   CDSC of 4% declines over six years.

[Representation of Mountain Chart]

            Pioneer          Russell 1000
         Growth Shares*      Growth Index
4/95          10000              10000
              11825              12257
12/96         14897              15091
              21265              19692
12/98         28168              27314
              30017              36371
12/00         26941              28215
              21589              22453
12/02         13925              16192
6/03          15808              18311

The Russell 1000 Growth Index contains those Russell 1000 securities with greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields and higher forecasted growth values than the value universe.

Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Past performance does not guarantee future results. Returns and principal value fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Growth Shares
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/03                                        CLASS C SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share                 6/30/03     12/31/02
                          $9.65       $8.51


Distributions per Share   Income      Short-Term      Long-Term
(1/1/03 - 6/30/03)        Dividends   Capital Gains   Capital Gains
                          $  -        $  -            $  -

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Growth Shares at public offering price, compared to that of the Russell 1000 Growth Index.

---------------------------------------------
Average Annual Total Returns
(As of June 30, 2003)
                   Net Asset  Public Offering
Period               Value      Price/CDSC*
 Life-of-Class
 (1/31/96)            4.05%        3.91%
 5 Years             -9.60        -9.78
 1 Year              -0.92        -1.93
---------------------------------------------

*  Reflects deduction of the 1% sales
   charge at the beginning of the period
   and assumes reinvestment of distri-
   butions. The 1% contingent deferred
   sales charge (CDSC) applies to
   redemptions made within one year
   of purchase.

[Representation of Mountain Chart]

            Pioneer          Russell 1000
         Growth Shares*      Growth Index
1/96           9900              10000
              12438              11914
12/97         17840              15546
              23647              21563
12/99         25214              28714
              22610              22275
12/01         18149              17726
              11718              12783
6/03          13288              14456

The Russell 1000 Growth Index contains those Russell 1000 securities with greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields and higher forecasted growth values than the value universe.

Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Past performance does not guarantee future results. Returns and principal value fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Growth Shares
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/03                                        CLASS R SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share                 6/30/03     4/1/03
                          $10.32      $9.26


Distributions per Share   Income      Short-Term      Long-Term
(4/1/03 - 6/30/03)        Dividends   Capital Gains   Capital Gains
                          $   -       $   -           $   -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Growth Shares Fund, compared to that of the Russell 1000 Growth Index.

-----------------------------------------
Average Annual Total Returns+
(As of June 30, 2003)
                       If          If
Period                Held      Redeemed*
 10 Years             6.57%       6.57%
 5 Years             -9.06       -9.06
 1 Year               0.10       -0.90
-----------------------------------------

*  Reflects deduction of 1% CDSC.
   Shares sold within 18 months
   of purchase may be subject
   to CDSC.

[Representation of Mountain Chart]

            Pioneer          Russell 1000
         Growth Shares*      Growth Index
6/93          10000              10000
              10678              10539
12/94         10476              10816
              13626              14837
12/96         17106              18267
              24579              23837
12/98         32674              33063
              34853              44026
12/00         31520              34154
              25458              27178
12/02         16575              19600
6/03          18901              22165

+ Class R shares have no front-end load, may be subject to a back-end load and are available to certain retirement plans. The performance of Class R shares for the period prior to the commencement of operations of Class R shares on April 1, 2003 is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. You do not pay a sales charge on purchases of Class R shares, but will pay a CDSC if you sell your shares within 18 months of purchase, unless you qualify for a waiver.

   The Russell 1000 Growth Index contains those Russell 1000 securities with greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields and higher forecasted growth values than the value universe.

   Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

   Past performance does not guarantee future results. Returns and share prices fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Growth Shares
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/03                                        CLASS Y SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share                 6/30/03     12/31/02
                          $10.75      $9.39


Distributions per Share   Income      Short-Term      Long-Term
(1/1/03 - 6/30/03)        Dividends   Capital Gains   Capital Gains
                          $   -       $    -          $     -

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Growth Shares, compared to that of the Russell 1000 Growth Index.

------------------------------------------
Average Annual Total Returns*
(As of June 30, 2003)
                       If          If
Period                Held      Redeemed
 Life-of-Class
 (4/30/98)           -7.46%      -7.46%
 5 Year              -8.19       -8.19
 1 Year               0.75        0.75
------------------------------------------

* Assumes reinvestment of
  distributions.

[Representation of Mountain Chart]

            Pioneer          Russell 1000
         Growth Shares*      Growth Index
4/98          10000              10000
              11102              11174
12/99         12000              13524
              11000              12295
12/01          8937              10838
               5852               8443
6/03           6699               9431

The Russell 1000 Growth Index contains those Russell 1000 securities with greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields and higher forecasted growth values than the value universe.

Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Past performance does not guarantee future results. Returns and principal value fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Growth Shares
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/03
--------------------------------------------------------------------------------

The quick resolution of the major military campaign in Iraq in March sparked a stock market rally led by growth stocks, which continued through the end of June. Equities that had been driven down the furthest in the slump of the previous three years, including technology and telecommunications issues, tended to be among the performance leaders in the market revival. In the following interview, Eric Weigel discusses the factors that influenced the performance of Pioneer Growth Shares during the six-month period ended June 30, 2003. Mr. Weigel is the day-to-day manager of the Fund's management team.

Q: How did the Fund perform during the first half of 2003?

A: Pioneer Growth Shares performed very well. For the six-month period ended
   June 30, 2003, the Fund's Class A shares had a total return of 13.92%. During the same period, the Fund's Class B shares returned 13.52%, while Class C shares had a return of 13.40%. All returns are at net asset value. For the same period, the Standard & Poor's 500 Index, a benchmark for large-company stocks, returned 11.76%, while the Russell 1000 Growth Index had a return of 13.09%.

Q: What factors influenced the Fund's performance?

A: Our stock selection was excellent, helping the Fund surpass its benchmarks even though we deemphasized some of the best-performing sectors relative to the Russell 1000 Growth Index.

   We had entered 2003 with a moderately aggressive outlook, emphasizing companies that had clearly shown their ability to improve their earnings and that had reasonable stock valuations. However, more speculative stocks tended to be the performance leaders in the rally that began in March and continued through June 30.

   Within the portfolio, our investments in the health care industry, which we overweighted relative to the Russell 1000 Growth Index, were major contributors to the Fund's performance during the period. Our consumer staples holdings also helped overcome our deemphasis of more aggressive technology and consumer discretionary stocks, which we believed offered more risk than growth potential in the near term.

Pioneer Growth Shares
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Q: What were some of the investments that contributed to performance?

A: Health care led the way. Specialty pharmaceutical and generic drug manufacturers did well both because of growing sales and because of improving prospects in the generic part of the industry, which should benefit from President Bush's health care plan. Takeover activity and a more favorable regulatory environment also helped biotech stocks post strong results. The Fund's performance leaders included Biovail, a specialty pharmaceutical and generic manufacturer, and Mylan Labs, a generic company. Scios, a small pharmaceutical company, was acquired during the period by Johnson & Johnson at a healthy premium to its stock price. Amgen, a leading biotech firm, also contributed to performance.

   In the consumer staples group, Estee Lauder was a very strong performer, while PepsiCo also helped. Estee Lauder's stock staged a particularly strong turnaround from a low valuation. Sales at airport outlets account for 30% of the cosmetics company's revenues. As sales increased at the airports and other retail locations, the stock performed very well.

Q: What investment decisions detracted from performance?

A: Our decision to deemphasize aggressive technology stocks did not help. While we did have representation in the technology industry, we tended to own larger, less risky companies. Many of our technology holdings also rose in the rally, but they still trailed some of the more speculative performance leaders during the period. For example IBM and Nokia, two major positions, gained 7% and 8% respectively during the six months but still lagged far beyond technology averages. Cadence Design System, another position, rose by just 2%. One large holding that performed very well was Intel, which gained 33%. However, Microsoft, one of the Fund's largest holdings on June 30, 2003, at about 7% of assets, actually fell by one-half of one percentage point.

Q: What is your investment outlook?

A: We are cautious. While we still think stocks represent good value in relation to bonds, we think stock market prices reflect overly optimistic expectations for corporate earnings growth. We believe earnings may rise for the remainder of 2003, but they may fall short of market expectations.

Pioneer Growth Shares
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/03                              (continued)
--------------------------------------------------------------------------------

   We remain slightly underweighted in technology and overweighted in health care, which we believe offers more stable and predictable earnings growth rates. We will continue to take advantage of major market day-to-day moves in stock prices to reduce our positions in higher priced stocks and invest in equities with more reasonable valuations.

   We intend to continue to keep the Fund less aggressively positioned, with an emphasis on lower risk stocks.

   The preceding information is the opinion of Fund management. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Growth Shares
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/03 (unaudited)
--------------------------------------------------------------------------------

Shares                                                           Value
              COMMON STOCKS - 90.1%
              Energy - 2.5%
              Integrated Oil & Gas - 2.5%
  200,900     Exxon Mobil Corp.                           $  7,214,319
  152,300     Occidental Petroleum Corp.                     5,109,665
  135,100     Royal Dutch Petroleum Co.                      6,298,362
                                                          ------------
                                                          $ 18,622,346
                                                          ------------
              Total Energy                                $ 18,622,346
                                                          ------------
              Capital Goods - 6.1%
              Aerospace & Defense - 1.3%
  108,600     Northrop Grumman Corp.*                     $  9,371,094
                                                          ------------
              Electrical Components & Equipment - 3.8%
1,000,100     General Electric Co.                        $ 28,682,868
                                                          ------------
              Industrial Machinery - 1.0%
  171,900     SPX Corp.*                                  $  7,573,914
                                                          ------------
              Total Capital Goods                         $ 45,627,876
                                                          ------------
              Commercial Services & Supplies - 0.9%
              Diversified Commercial Services - 0.9%
  156,200     H & R Block, Inc.                           $  6,755,650
                                                          ------------
              Total Commercial Services & Supplies        $  6,755,650
                                                          ------------
              Transportation - 1.3%
              Trucking - 1.3%
  151,400     United Parcel Service                       $  9,644,180
                                                          ------------
              Total Transportation                        $  9,644,180
                                                          ------------
              Media - 2.7%
              Advertising - 1.3%
  131,800     Omnicom Group                               $  9,450,060
                                                          ------------
              Broadcasting & Cable TV - 0.9%
  162,400     Clear Channel Communications, Inc.*         $  6,884,136
                                                          ------------
              Publishing - 0.5%
   60,800     McGraw-Hill Co., Inc.                       $  3,769,600
                                                          ------------
              Total Media                                 $ 20,103,796
                                                          ------------
              Retailing - 5.0%
              Department Stores - 0.7%
  105,800     Kohl's Corp.*                               $  5,436,004
                                                          ------------

   The accompanying notes are an integral part of these financial statements.

Pioneer Growth Shares
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/03 (unaudited)                          (continued)
--------------------------------------------------------------------------------

Shares                                                          Value
              General Merchandise Stores - 1.3%
 130,800      Family Dollar Stores, Inc.                 $  4,990,020
 128,400      Target Corp.                                  4,858,656
                                                         ------------
                                                         $  9,848,676
                                                         ------------
              Home Improvement Retail - 2.4%
 210,600      Home Depot, Inc.                           $  6,975,072
 249,300      Lowe's Companies, Inc.                       10,707,435
                                                         ------------
                                                         $ 17,682,507
                                                         ------------
              Specialty Stores - 0.6%
 121,900      Michaels Stores, Inc.*                     $  4,639,514
                                                         ------------
              Total Retailing                            $ 37,606,701
                                                         ------------
              Food & Drug Retailing - 4.8%
              Food Retail - 0.4%
  93,900      Kraft Foods, Inc.                          $  3,056,445
                                                         ------------
              Hypermarkets & Supercenters - 4.4%
 604,400      Wal-Mart Stores, Inc.                      $ 32,438,148
                                                         ------------
              Total Food & Drug Retailing                $ 35,494,593
                                                         ------------
              Food, Beverage & Tobacco - 1.6%
              Soft Drinks - 1.6%
 258,600      PepsiCo, Inc.                              $ 11,507,700
                                                         ------------
              Total Food, Beverage & Tobacco             $ 11,507,700
                                                         ------------
              Household & Personal Products - 7.9%
              Household Products - 3.8%
  86,300      Estee Lauder Co.                           $  2,893,639
 288,200      Procter & Gamble Co.                         25,701,676
                                                         ------------
                                                         $ 28,595,315
                                                         ------------
              Personal Products - 4.1%
 349,700      Gillette Co.                               $ 11,141,442
 363,500      Kimberly-Clark Corp.                         18,952,890
                                                         ------------
                                                         $ 30,094,332
                                                         ------------
              Total Household & Personal Products        $ 58,689,647
                                                         ------------

   The accompanying notes are an integral part of these financial statements.
12

Pioneer Growth Shares
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                           Value
              Health Care Equipment & Supplies - 11.6%
              Health Care Distributors - 8.5%
  453,900     Biovail Corp., International*               $ 21,360,534
  347,200     Johnson & Johnson Co.                         17,950,240
  519,100     Wyeth, Inc.                                   23,645,005
                                                          ------------
                                                          $ 62,955,779
                                                          ------------
              Health Care Equipment - 0.8%
  133,100     Medtronic, Inc.*                            $  6,384,807
                                                          ------------
              Health Care Facilities - 1.2%
  275,400     HCA, Inc.                                   $  8,823,816
                                                          ------------
              Managed Health Care - 1.1%
   97,800     Wellpoint Health Networks, Inc.*            $  8,244,540
                                                          ------------
              Total Health Care Equipment & Supplies      $ 86,408,942
                                                          ------------
              Pharmaceuticals & Biotechnology - 13.8%
              Biotechnology - 3.5%
  270,200     Amgen, Inc.*                                $ 18,097,996
  232,800     IDEC Pharmaceuticals Corp.*                    7,915,200
                                                          ------------
                                                          $ 26,013,196
                                                          ------------
              Pharmaceuticals - 10.3%
   61,700     Eli Lilly & Co.                             $  4,255,449
  334,050     Mylan Laboratories, Inc.                      11,614,919
1,710,640     Pfizer, Inc.                                  58,418,356
  120,100     Sepracor, Inc.*                                2,165,403
                                                          ------------
                                                          $ 76,454,127
                                                          ------------
              Total Pharmaceuticals & Biotechnology       $102,467,323
                                                          ------------
              Banks - 0.5%
              Thrifts & Mortgage Finance - 0.5%
   56,900     Federal National Mortgage Association       $  3,837,336
                                                          ------------
              Total Banks                                 $  3,837,336
                                                          ------------
              Diversified Financials - 2.9%
              Consumer Finance - 0.9%
  163,100     American Express Co.                        $  6,819,211
                                                          ------------
              Diversified Financial Services - 2.0%
  349,300     Citigroup, Inc.                             $ 14,950,040
                                                          ------------
              Total Diversified Financials                $ 21,769,251
                                                          ------------

   The accompanying notes are an integral part of these financial statements.

Pioneer Growth Shares
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/03 (unaudited)                          (continued)
--------------------------------------------------------------------------------

Shares                                                               Value
              Insurance - 1.5%
              Multi-Line Insurance - 1.5%
  208,800     American International Group, Inc.              $ 11,521,584
                                                              ------------
              Total Insurance                                 $ 11,521,584
                                                              ------------
              Software & Services - 9.7%
              Application Software - 7.5%
  283,400     Cadence Design System, Inc.*                    $  3,417,804
1,835,200     Microsoft Corp.*                                  46,999,472
  458,700     Oracle Corp.*                                      5,513,574
                                                              ------------
                                                              $ 55,930,850
                                                              ------------
              Data Processing & Outsourced Services - 1.8%
  210,100     Automatic Data Processing, Inc.                 $  7,113,986
  146,800     First Data Corp.                                   6,083,392
                                                              ------------
                                                              $ 13,197,378
                                                              ------------
              Home Entertainment Software - 0.4%
   35,900     Electronic Arts, Inc.*                          $  2,656,241
                                                              ------------
              Total Software & Services                       $ 71,784,469
                                                              ------------
              Technology Hardware & Development - 10.0%
              Communications Equipment - 5.8%
1,001,200     Cisco Systems, Inc.*                            $ 16,609,908
  254,200     L-3 Communications Holdings, Inc.*                11,055,158
  568,000     Nokia Corp. (A.D.R.)                               9,332,240
  159,900     Qualcomm, Inc.                                     5,716,425
                                                              ------------
                                                              $ 42,713,731
                                                              ------------
              Computer Hardware - 3.4%
  295,000     Dell Computer Corp.*                            $  9,428,200
  422,300     Hewlett-Packard Co.                                8,994,990
   84,900     IBM Corp.*                                         7,004,250
                                                              ------------
                                                              $ 25,427,440
                                                              ------------
              Computer Storage & Peripherals - 0.5%
  363,300     EMC Corp.*                                      $  3,803,751
                                                              ------------
              Electronic Equipment & Instruments - 0.3%
  213,200     Flextronics International, Ltd.*                $  2,215,148
                                                              ------------
              Total Technology Hardware & Development         $ 74,160,070
                                                              ------------

   The accompanying notes are an integral part of these financial statements.
14

Pioneer Growth Shares
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                                       Value
                 Semiconductors - 7.3%
                 Semiconductor Equipment - 1.2%
    277,800      Applied Materials, Inc.*                             $  4,405,908
     90,100      KLA-Tencor Corp.*                                       4,188,749
                                                                      ------------
                                                                      $  8,594,657
                                                                      ------------
                 Semiconductors - 6.1%
  1,494,157      Applied Micro Circuits Corp.*                        $  9,039,650
  1,246,000      Intel Corp.                                            25,896,864
    567,800      Micron Technology, Inc.*                                6,603,514
    215,100      Texas Instruments, Inc.                                 3,785,760
                                                                      ------------
                                                                      $ 45,325,788
                                                                      ------------
                 Total Semiconductors                                 $ 53,920,445
                                                                      ------------
                 TOTAL COMMON STOCKS
                 (cost $734,415,268)                                  $669,921,909
                                                                      ------------
                 EXCHANGE-TRADED FUND - 4.8%
  1,185,700      Nasdaq-100 Index Traded Stock*                       $ 35,511,715
                                                                      ------------
                 TOTAL EXCHANGE-TRADED FUND
                 (cost $29,962,752)                                   $ 35,511,715
                                                                      ============

Principal
Amount
                 TEMPORARY CASH INVESTMENT - 5.1%
                 Repurchase Agreement - 5.1%
$38,000,000      Bear Stearns & Co., Inc., 1.08%, dated 6/30/03,
                 repurchase price of $38,000,000, plus accrued
                 interest on 7/1/03, collateralized by $37,725,000
                 U.S. Treasury Notes, 11.875%, 11/15/03               $ 38,000,000
                                                                      ------------
                 TOTAL TEMPORARY CASH INVESTMENT
                 (cost $38,000,000)                                   $ 38,000,000
                                                                      ------------
                 TOTAL INVESTMENT IN SECURITIES - 100.0%
                 (cost $802,378,020) (a)(b)(c)                        $743,433,624
                                                                      ============


   The accompanying notes are an integral part of these financial statements.

Pioneer Growth Shares
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/03 (unaudited)                          (continued)
--------------------------------------------------------------------------------

*   Non-income producing security.

(a) At June 30, 2003, the net unrealized loss on investments based on cost for federal income tax purposes of $817,659,864 was as follows:

    Aggregate gross unrealized gain for all investments in which
    there is an excess of value over tax cost                       $  53,281,752

    Aggregate gross unrealized loss for all investments in which
    there is an excess of tax cost over value                        (127,508,521)
                                                                    -------------
 Net unrealized loss                                                $ (74,226,769)
                                                                    ==============

(b) At December 31, 2002, the Fund had a net capital loss carryforward of $497,464,178 which will expire between 2008 and 2010, if not utilized.

(c) The Fund elected to defer approximately $43,687,801 of capital losses recognized between November 1, 2002 and December 31, 2002 to its fiscal year ending December 31, 2003.

    Purchases and sales of securities (excluding temporary cash investments) for the six months ended June 30, 2003 aggregated $46,614,833 and $128,387,472, respectively.


   The accompanying notes are an integral part of these financial statements.
16

Pioneer Growth Shares
--------------------------------------------------------------------------------
BALANCE SHEET 6/30/03 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investments in securities (cost $802,378,020)        $  743,433,624
  Cash                                                         41,744
  Receivables -
     Investment securities sold                             2,157,758
     Fund shares sold                                         423,709
     Dividends and interest                                   560,170
     Variation margin                                           5,000
  Other                                                           482
                                                       --------------
       Total assets                                    $  746,622,487
                                                       --------------
LIABILITIES:
  Payables -
     Fund shares repurchased                           $    1,402,127
     Dividends                                                    191
  Due to affiliates                                           930,948
  Accrued expenses                                            192,115
  Other                                                           234
                                                       --------------
       Total liabilities                               $    2,525,615
                                                       --------------
NET ASSETS:
  Paid-in capital                                      $1,386,361,602
  Accumulated net investment loss                          (2,566,460)
  Accumulated net realized loss on investments and
     futures contracts                                   (580,670,101)
  Net unrealized loss on investments                      (58,944,396)
  Net unrealized loss on futures contracts                    (83,773)
                                                       --------------
       Total net assets                                $  744,096,872
                                                       ==============
NET ASSET VALUE PER SHARE:
(Unlimited number of shares authorized)
  Class A (based on $483,353,971/46,876,786 shares)    $        10.31
                                                       ==============
  Class B (based on $208,379,096/21,782,883 shares)    $         9.57
                                                       ==============
  Class C (based on $49,519,352/5,129,246 shares)      $         9.65
                                                       ==============
  Class R (based on $557.22/53.996 shares)             $        10.32
                                                       ==============
  Class Y (based on $2,843,896/264,517 shares)         $        10.75
                                                       ==============
MAXIMUM OFFERING PRICE:
  Class A ($10.31 [divided by] 94.25%)                 $        10.94
                                                       ==============
  Class C ($9.65 [divided by] 99.00%)                  $         9.75
                                                       ==============


   The accompanying notes are an integral part of these financial statements.

Pioneer Growth Shares
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 6/30/03

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $48,191)        $   3,608,834
  Interest                                                          101,269
  Income from securities loaned, net                                    127
                                                              -------------
     Total investment income                                                   $   3,710,230
                                                                               -------------
EXPENSES:
  Management fees                                             $   2,340,230
  Performance adjustment                                           (285,434)
  Transfer agent fees
     Class A                                                      1,271,225
     Class B                                                        773,501
     Class C                                                        155,507
     Class Y                                                          1,024
  Distribution fees
     Class A                                                        565,663
     Class B                                                        990,547
     Class C                                                        230,801
     Class R                                                              1
  Adminstrative fees                                                 28,802
  Custodian fees                                                     28,938
  Registration fees                                                  60,309
  Professional fees                                                  21,521
  Printing                                                           79,997
  Fees and expenses of nonaffiliated trustees                        14,198
  Miscellaneous                                                      18,983
                                                              -------------
     Total expenses                                                            $   6,295,813
     Less fees paid indirectly                                                       (19,123)
                                                                               -------------
     Net expenses                                                              $   6,276,690
                                                                               -------------
       Net investment loss                                                     $  (2,566,460)
                                                                               -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FUTURES CONTRACTS:
  Net realized gain (loss) on:
     Investments                                              $ (24,287,898)
     Futures contracts                                               52,149    $ (24,235,749)
                                                              -------------    -------------
  Change in net unrealized gain (loss) from:
     Investments                                              $ 118,511,280
     Futures contracts                                              (83,773)   $ 118,427,507
                                                              -------------    -------------
     Net gain on investments and futures contracts                             $  94,191,758
                                                                               -------------
     Net increase in net assets resulting from operations                      $  91,625,298
                                                                               =============


   The accompanying notes are an integral part of these financial statements.
18

Pioneer Growth Shares
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 6/30/03 and the Year Ended 12/31/02

                                                       Six Months
                                                          Ended
                                                         6/30/03           Year Ended
                                                       (unaudited)          12/31/02
FROM OPERATIONS:
Net investment loss                                    $ (2,566,460)      $  (6,551,027)
Net realized loss on investments and
  futures contracts                                     (24,235,749)       (366,704,527)
Change in net unrealized loss on investments
  and futures contracts                                 118,427,507         (60,407,737)
                                                       ------------       -------------
  Net increase (decrease) in net assets resulting
     from operations                                   $ 91,625,298       $(433,663,291)
                                                       ------------       -------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                       $ 62,500,873       $ 153,267,138
Cost of shares repurchased                             (112,802,791)       (347,369,063)
                                                       ------------       -------------
Net decrease in net assets resulting from Fund
  share transactions                                   $(50,301,918)      $(194,101,925)
                                                       ------------       -------------
Net increase (decrease) in net assets                  $ 41,323,380       $(627,765,216)
NET ASSETS:
Beginning of period                                     702,773,492       1,330,538,708
                                                       ------------       -------------
End of period (including accumulated net investment
  loss of $2,566,460 and $0, respectively)             $744,096,872       $ 702,773,492
                                                       ============       =============


   The accompanying notes are an integral part of these financial statements.

Pioneer Growth Shares
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                  (continued)
--------------------------------------------------------------------------------
For the Six Months Ended 6/30/03 and the Year Ended 12/31/02

                               '03 Shares       '03 Amount
                              (unaudited)      (unaudited)        '02 Shares           '02 Amount
CLASS A
Shares sold                     4,263,469     $ 40,498,735         8,432,199        $  94,139,742
Less shares repurchased        (7,365,622)     (69,181,329)      (18,626,880)        (204,393,671)
                               ----------     ------------       -----------        -------------
Net decrease                   (3,102,153)    $(28,682,594)      (10,194,681)       $(110,253,929)
                               ==========     ============       ===========        =============
CLASS B
Shares sold                     1,626,490     $ 14,430,905         3,933,072        $  40,515,575
Less shares repurchased        (3,779,985)     (33,158,610)      (10,642,971)        (109,497,875)
                               ----------     ------------       -----------        -------------
Net decrease                   (2,153,495)    $(18,727,705)       (6,709,899)       $ (68,982,300)
                               ==========     ============       ===========        =============
CLASS C
Shares sold                       747,509     $  6,671,417         1,529,778        $  15,737,413
Less shares repurchased          (985,565)      (8,782,300)       (2,470,326)         (25,658,247)
                               ----------     ------------       -----------        -------------
Net decrease                     (238,056)    $ (2,110,883)         (940,548)       $  (9,920,834)
                               ==========     ============       ===========        =============
CLASS R (a)
Shares sold                            54     $        501
Less shares repurchased                 -                -
                               ----------     ------------
Net increase                           54     $        501
                               ==========     =============
CLASS Y
Shares sold                        92,716     $    899,315           235,268        $   2,874,408
Less shares repurchased          (172,173)      (1,680,552)         (641,386)          (7,819,270)
                               ----------     ------------       -----------        -------------
Net decrease                      (79,457)    $   (781,237)         (406,118)       $  (4,944,862)
                               ==========     ============       ===========        =============

    (a) Class R shares were first publicly offered April 1, 2003.


   The accompanying notes are an integral part of these financial statements.
20

Pioneer Growth Shares
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                              Six Months
                                                                Ended
                                                               6/30/03(a)      Year Ended    Year Ended
CLASS A                                                       (unaudited)      12/31/02(a)    12/31/01
Net asset value, beginning of period                            $   9.05        $  13.90      $  17.21
                                                                --------        --------      --------
Increase (decrease) from investment operations:
 Net investment income (loss)                                   $  (0.02)       $  (0.04)     $  (0.04)
 Net realized and unrealized gain (loss) on investments and
  futures contracts                                                 1.28           (4.81)        (3.27)
                                                                --------        --------      --------
   Net increase (decrease) from investment operations           $   1.26        $  (4.85)     $  (3.31)
Distributions to shareowners:
 Net realized gain                                                     -               -             -
                                                                --------        --------      --------
Net increase (decrease) in net asset value                      $   1.26        $  (4.85)     $  (3.31)
                                                                --------        --------      --------
Net asset value, end of period                                  $  10.31        $   9.05      $  13.90
                                                                ========        ========      ========
Total return*                                                      13.92%         (34.89)%      (19.23)%
Ratio of net expenses to average net assets+                        1.47%**         1.39%         1.18%
Ratio of net investment loss to average net assets+                (0.41)%**       (0.39)%       (0.29)%
Portfolio turnover rate                                               14%**           88%          111%
Net assets, end of period (in thousands)                        $483,354        $452,070      $836,149
Ratios with reductions for fees paid indirectly:
 Net expenses                                                       1.47%**         1.38%         1.16%
 Net investment loss                                               (0.41)%**       (0.38)%       (0.27)%


                                                                Year Ended    Year Ended    Year Ended
CLASS A                                                          12/31/00      12/31/99      12/31/98
Net asset value, beginning of period                            $    20.16    $    20.34    $    16.35
                                                                ----------    ----------    ----------
Increase (decrease) from investment operations:
 Net investment income (loss)                                   $    (0.09)   $    (0.09)   $    (0.03)
 Net realized and unrealized gain (loss) on investments and
  futures contracts                                                  (1.81)         1.59          5.40
                                                                ----------    ----------    ----------
   Net increase (decrease) from investment operations           $    (1.90)   $     1.50    $     5.37
Distributions to shareowners:
 Net realized gain                                                   (1.05)        (1.68)        (1.38)
                                                                ----------    ----------    ----------
Net increase (decrease) in net asset value                      $    (2.95)   $    (0.18)   $     3.99
                                                                ----------    ----------    ----------
Net asset value, end of period                                  $    17.21    $    20.16    $    20.34
                                                                ==========    ==========    ==========
Total return*                                                        (9.57)%        7.40%        33.54%
Ratio of net expenses to average net assets+                          1.22%         1.02%         0.95%
Ratio of net investment loss to average net assets+                  (0.60)%       (0.41)%       (0.18)%
Portfolio turnover rate                                                 58%           48%           30%
Net assets, end of period (in thousands)                        $1,197,025    $1,935,072    $1,408,252
Ratios with reductions for fees paid indirectly:
 Net expenses                                                         1.19%         1.00%         0.93%
 Net investment loss                                                 (0.57)%       (0.39)%       (0.16)%

(a) The per share data presented above is based on the average shares outstanding for the period presented.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

**  Annualized.

+   Ratio with no reduction for fees paid indirectly.


   The accompanying notes are an integral part of these financial statements.

Pioneer Growth Shares
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                              Six Months
                                                                Ended
                                                              6/30/03(a)        Year Ended
CLASS B                                                       (unaudited)        12/31/02
Net asset value, beginning of period                            $   8.43         $  13.07
                                                                --------         --------
Increase (decrease) from investment operations:
 Net investment loss                                            $  (0.06)        $  (0.27)
 Net realized and unrealized gain (loss) on investments and
  futures contracts                                                 1.20            (4.37)
                                                                --------         --------
   Net increase (decrease) from investment operations           $   1.14         $  (4.64)
Distributions to shareowners:
 Net realized gain                                                     -                -
                                                                --------         --------
Net increase (decrease) in net asset value                      $   1.14         $  (4.64)
                                                                --------         --------
Net asset value, end of period                                  $   9.57         $   8.43
                                                                ========         ========
Total return*                                                      13.52%          (35.50)%
Ratio of net expenses to average net assets+                        2.46%**          2.26%**
Ratio of net investment loss to average net assets+                (1.41)%**        (1.27)%**
Portfolio turnover rate                                               14%**            88%**
Net assets, end of period (in thousands)                        $208,379         $201,822
Ratios with reduction for fees paid indirectly:
 Net expenses                                                       2.45%**          2.25%**
 Net investment loss                                               (1.40)%**        (1.26)%**


                                                              Year Ended    Year Ended    Year Ended    Year Ended
CLASS B                                                        12/31/01      12/31/00      12/31/99      12/31/98
Net asset value, beginning of period                           $  16.31      $  19.31      $  19.70      $  16.00
                                                               --------      --------      --------      --------
Increase (decrease) from investment operations:
 Net investment loss                                           $  (0.17)     $  (0.35)     $  (0.19)     $  (0.07)
 Net realized and unrealized gain (loss) on investments and
  futures contracts                                               (3.07)        (1.60)         1.48          5.15
                                                               --------      --------      --------      --------
   Net increase (decrease) from investment operations          $  (3.24)     $  (1.95)     $   1.29      $   5.08
Distributions to shareowners:
 Net realized gain                                                    -         (1.05)        (1.68)        (1.38)
                                                               --------      --------      --------      --------
Net increase (decrease) in net asset value                     $  (3.24)     $  (3.00)     $  (0.39)     $   3.70
                                                               --------      --------      --------      --------
Net asset value, end of period                                 $  13.07      $  16.31      $  19.31      $  19.70
                                                               ========      ========      ========      ========
Total return*                                                    (19.86)%      (10.25)%        6.57%        32.46%
Ratio of net expenses to average net assets+                       1.98%         2.04%         1.82%         1.74%
Ratio of net investment loss to average net assets+               (1.09)%       (1.42)%       (1.21)%       (0.95)%
Portfolio turnover rate                                             111%           58%           48%           30%
Net assets, end of period (in thousands)                       $400,506      $590,879      $991,818      $669,496
Ratios with reduction for fees paid indirectly:
 Net expenses                                                      1.97%         2.03%         1.80%         1.71%
 Net investment loss                                              (1.08)%       (1.41)%       (1.19)%       (0.92)%

(a) The per share data presented above is based on the average shares outstanding for the period presented.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

**  Annualized.

+   Ratio with no reduction for fees paid indirectly.


      The accompanying notes are an integral part of these financial statements. 22

Pioneer Growth Shares
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                              Six Months
                                                                Ended
                                                               6/30/03(a)   Year Ended
CLASS C                                                       (unaudited)    12/31/02
Net asset value, beginning of period                            $  8.51      $ 13.18
                                                                -------      -------
Increase (decrease) from investment operations:
 Net investment loss                                            $ (0.05)     $ (0.23)
 Net realized and unrealized gain (loss) on investments and
  futures contracts                                                1.19        (4.44)
                                                                -------      -------
   Net increase (decrease) from investment operations           $  1.14      $ (4.67)
Distributions to shareowners:
 Net realized gain                                                    -            -
                                                                -------      -------
Net increase (decrease) in net asset value                      $  1.14      $ (4.67)
                                                                -------      -------
Net asset value, end of period                                  $  9.65      $  8.51
                                                                =======      =======
Total return*                                                     13.40%      (35.43)%
Ratio of net expenses to average net assets+                       2.19%**      2.25%
Ratio of net investment loss to average net assets+               (1.13)%**    (1.26)%
Portfolio turnover rate                                              14%**        88%
Net assets, end of period (in thousands)                        $49,519      $45,651
Ratios with reduction for fees paid indirectly:
 Net expenses                                                      2.19%**      2.24%
 Net investment loss                                              (1.13%)**    (1.25%)


                                                            Year Ended   Year Ended    Year Ended    Year Ended
CLASS C                                                      12/31/01     12/31/00      12/31/99      12/31/98
Net asset value, beginning of period                          $ 16.42     $  19.45      $  19.82      $  16.08
                                                              -------     --------      --------      --------
Increase (decrease) from investment operations:
 Net investment loss                                          $ (0.15)    $  (0.45)     $  (0.18)     $  (0.08)
 Net realized and unrealized gain (loss) on investments and
  futures contracts                                             (3.09)       (1.53)         1.49          5.20
                                                              -------     --------      --------      --------
   Net increase (decrease) from investment operations         $ (3.24)    $  (1.98)     $   1.31      $   5.12
Distributions to shareowners:
 Net realized gain                                                  -        (1.05)        (1.68)        (1.38)
                                                              -------     --------      --------      --------
Net increase (decrease) in net asset value                    $ (3.24)    $  (3.03)     $  (0.37)     $   3.74
                                                              -------     --------      --------      --------
Net asset value, end of period                                $ 13.18     $  16.42      $  19.45      $  19.82
                                                              =======     ========      ========      ========
Total return*                                                  (19.73)%     (10.33)%        6.63%        32.55%
Ratio of net expenses to average net assets+                     1.87%        2.12%         1.77%         1.71%
Ratio of net investment loss to average net assets+             (0.98)%      (1.51)%       (1.16)%       (0.92)%
Portfolio turnover rate                                           111%          58%           48%           30%
Net assets, end of period (in thousands)                      $83,129     $126,287      $289,275      $184,909
Ratios with reduction for fees paid indirectly:
 Net expenses                                                    1.85%        2.10%         1.74%         1.67%
 Net investment loss                                            (0.96%)      (1.49%)       (1.13%)       (0.88%)

(a) The per share data presented above is based on the average shares outstanding for the period presented.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

**  Annualized.

+   Ratio with no reduction for fees paid indirectly.


   The accompanying notes are an integral part of these financial statements.

Pioneer Growth Shares
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            4/1/03
                                                              to
                                                            6/30/03
CLASS R (a)                                               (unaudited)
Net asset value, beginning of period                        $ 9.26
                                                            ------
Increase (decrease) from investment operations:
  Net investment loss                                       $(0.02)
  Net realized and unrealized gain on investments and
     futures contracts                                        1.08
                                                            ------
     Net increase from investment operations                $ 1.06
Distributions to shareowners:
  Net realized gain                                              -
                                                            ------
Net increase in net asset value                             $ 1.06
                                                            ------
Net asset value, end of period                              $10.32
                                                            ======
Total return*                                                11.45%
Ratio of net expenses to average net assets+                  1.51%**
Ratio of net investment loss to average net assets+          (0.75)%**
Portfolio turnover rate                                         14%**
Net assets, end of period (in thousands)                    $    1
Ratios with reduction for fees paid indirectly:
  Net expenses                                                1.51%**
  Net investment loss                                        (0.75)%**

(a) Class R shares were first publicly offered on April 1, 2003.

* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at each end of the period.

**  Annualized.

+   Ratio with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.
24

Pioneer Growth Shares
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                               Six Months
                                                                 Ended
                                                               6/30/03(a)      Year Ended
CLASS Y                                                       (unaudited)      12/31/02(a)
Net asset value, beginning of period                             $ 9.39          $ 14.34
                                                                 ------          -------
Increase (decrease) from investment operations:
 Net investment income (loss)                                    $ 0.02          $  0.03
 Net realized and unrealized gain (loss) on investments and
  futures contracts                                                1.34            (4.98)
                                                                 ------          -------
  Net increase (decrease) from investment operations             $ 1.36          $ (4.95)
Distributions to shareowners:
 Net realized gain                                                    -                -
                                                                 ------          -------
Net increase (decrease) in net asset value                       $ 1.36          $ (4.95)
                                                                 ------          -------
Net asset value, end of period                                   $10.75          $  9.39
                                                                 ======          =======
Total return*                                                     14.48%          (34.52)%
Ratio of net expenses to average net assets+                       0.76%**          0.74%
Ratio of net investment income (loss) to average net assets+       0.30%**          0.24%
Portfolio turnover rate                                              14%**            88%
Net assets, end of period (in thousands)                         $2,844          $ 3,231
Ratios with reduction for fees paid indirectly:
 Net expenses                                                      0.76%**          0.73%
 Net investment income (loss)                                      0.30%**          0.25%



                                                            FINANCIAL HIGHLIGHTS
                                                           Pioneer Growth Shares
                                                                                                     4/30/98
                                                              Year Ended  Year Ended   Year Ended      to
CLASS Y                                                        12/31/01    12/31/00    12/31/99(a)  12/31/98
Net asset value, beginning of period                            $ 17.65     $20.37       $20.41      $19.73
                                                                -------     ------       ------      ------
Increase (decrease) from investment operations:
 Net investment income (loss)                                   $  0.04     $(0.02)      $ 0.01      $ 0.03
 Net realized and unrealized gain (loss) on investments and
  futures contracts                                               (3.35)     (1.65)        1.63        2.03
                                                                -------     ------       ------      ------
  Net increase (decrease) from investment operations            $ (3.31)    $(1.67)      $ 1.64      $ 2.06
Distributions to shareowners:
 Net realized gain                                                    -      (1.05)       (1.68)      (1.38)
                                                                -------     ------       ------      ------
Net increase (decrease) in net asset value                      $ (3.31)    $(2.72)      $(0.04)     $ 0.68
                                                                -------     ------       ------      ------
Net asset value, end of period                                  $ 14.34     $17.65       $20.37      $20.41
                                                                =======     ======       ======      ======
Total return*                                                    (18.75)%    (8.34)%       8.08%      11.02%
Ratio of net expenses to average net assets+                       0.60%      0.66%        0.61%       0.51%**
Ratio of net investment income (loss) to average net assets+       0.33%     (0.04)%       0.02%       0.29%**
Portfolio turnover rate                                             111%        58%          48%         30%
Net assets, end of period (in thousands)                        $10,755     $5,908       $6,431      $5,287
Ratios with reduction for fees paid indirectly:
 Net expenses                                                      0.58%      0.65%        0.58%       0.51%**
 Net investment income (loss)                                      0.36%     (0.03)%       0.05%       0.29%**

(a) The per share data presented above is based upon the average shares outstanding for the period presented.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at each end of each period.

**  Annualized.

+   Ratio with no reduction for fees paid indirectly.


   The accompanying notes are an integral part of these financial statements.

Pioneer Growth Shares
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/03 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Growth Shares (the Fund) is a Delaware business trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek appreciation of capital.

The Fund offers five classes of shares - Class A, Class B, Class C, Class R and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, Class C and Class R shareowners, respectively. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry:

A. Security Valuation

    Security transactions are recorded as of trade date. The net asset value is computed once daily, on each day the New York Stock Exchange is open, as of the close of regular trading on the Exchange. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon

Pioneer Growth Shares

    as the Fund is informed of the ex-dividend data in exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis. Temporary cash investments are valued at amortized cost.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B. Futures Contracts

    The Fund may enter into futures transactions to hedge against changes in interest rates, securities prices, and currency rates or to seek to increase total return. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of the associated futures exchange. Subsequent payments for futures contracts ("variation margin") are paid or received by the Fund, depending on the daily fluctuation in the value of the contracts, and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the opening and closing value of the contract. The use of futures contracts involves, to varying degrees, elements of market risk which may exceed the amounts recognized by the Fund. Change in value of the contracts may not directly correlate to the change in value of the underlying securities. These risks may decrease the effectiveness of the Fund's hedging strategies and potentially result in a loss.

     At June 30, 2003 open futures contracts were as follows:

-----------------------------------------------------------------------------
                    Number of
                    Contracts      Settlement      Market       Unrealized
     Type         Long/(Short)        Month         Value         (Loss)
-----------------------------------------------------------------------------
  NASDAQ 100          25              9/03        $84,301        $(83,773)
-----------------------------------------------------------------------------

C. Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

Pioneer Growth Shares
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/03 (unaudited)                    (continued)
--------------------------------------------------------------------------------

    The characterization of distributions to shareowners for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

    The tax character of current year distributions paid will be determined at the end of the current fiscal year. There were no distributions paid during the year ended December 31, 2002.

    The following shows components of distributable earnings on a federal income tax basis at December 31, 2002. These amounts do not include the capital loss carryforward.

-----------------------------------------------------------------------------
                                                                 2002
-----------------------------------------------------------------------------
  Undistributed ordinary income                             $           -
  Undistributed long-term gain                                          -
  Unrealized depreciation                                    (192,738,049)
                                                            -------------
  Total                                                     $(192,738,049)
-----------------------------------------------------------------------------

    The difference between book-basis and tax-basis unrealized depreciation is attributable to the tax deferral of losses on wash sales.

D. Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned $76,017 in underwriting commissions on the sale of Fund shares during the six months ended June 30, 2003.

E. Class Allocations

    Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C and Class R shares of the Fund, respectively. Class Y shares are not subject to a distribution plan. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each

Pioneer Growth Shares
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    class and the ratable allocation of related out-of-pocket expenses (see
    Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to all classes of shares based on their respective percentage of adjusted net assets at the beginning of the day.

    Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C, Class R and Class Y shares can bear different transfer agent and distribution fees.

F. Security Lending

    The Fund lends securities in its Portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or dividends on the loaned securities, and unrealized gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The value of loaned securities and collateral at period end are disclosed on the balance sheet. The Fund invests cash collateral in the Securities Lending Investment Fund, which is managed by Brown Brothers Harriman & Co., the Fund's custodian.

G. Repurchase Agreements

    With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

Pioneer Growth Shares
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/03 (unaudited)                    (continued)
--------------------------------------------------------------------------------

2. Management Agreement

PIM manages the Fund's portfolio and is a wholly owned indirect subsidiary of UniCredito Italiano. Management fees are calculated daily at the annual rate of 0.70% of the Fund's average daily net assets up to $500 million; 0.65% of the next $500 million; and 0.625% of the excess over $1 billion. The basic fee is subject to a performance adjustment up to a maximum of +/- 0.10% based on the Fund's investment performance as compared with the Russell 1000[RegTM] Index. Pursuant to a shareowner vote on April 17, 2003, the benchmark index was changed to Russell 1000[RegTM] Growth Index effective May 1, 2003. For the six months ended June 30, 2003, the aggregate performance adjustment resulted in a decrease to the basic fee of $285,434. The management fee was equivalent to ..59% on an annualized basis, of the average daily net assets for the period.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting, and insurance premiums, are paid by the Fund. At June 30, 2003, $355,283 was payable to PIM related to management fees, administrative fees and certain other services.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $338,229 in transfer agent fees payable to PIMSS at June 30, 2003.

4. Distribution and Service Plans

The Fund adopted Plans of Distribution with respect to Class A, Class B Class C and Class R shares (Class A Plan, Class B Plan, Class C Plan, and Class R Plan) in accordance with Rule 12b-1 under the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Class R Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to Class R

Pioneer Growth Shares
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

shares for distribution services. Included in due to affiliates is $237,436 in distribution fees payable to PFD at June 30, 2003. The Fund also has adopted a separate service plan for Class R shares (Service Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other services organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within one year of purchase. Class B shares that are redeemed within six years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Redemptions of Class R shares within 18 months of purchase may be subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the six months ended June 30, 2003, CDSCs in the amount of $254,289 were paid to PFD.

5. Expense Offsets

The Fund has entered into certain directed brokerage and expense offset arrangements resulting in a reduction in the Fund's total expenses. For the six months ended June 30, 2003, the Fund's expenses were reduced by $19,123 under such arrangements.

6. Line of Credit Facility

The Fund, along with certain others in the Pioneer Family of Funds (the Funds), collectively participate in a $50 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $50 million or the limits set by its prospectus for borrowings. Interest on collective borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the six months ended June 30, 2003, the Fund had no borrowings under this agreement.

Pioneer Growth Shares
--------------------------------------------------------------------------------
RESULTS OF SHAREOWNER MEETING
--------------------------------------------------------------------------------

On April 17, 2003, the Fund held a special meeting of shareowners to vote on four proposals. All proposals were passed by a shareowner vote. Here are the detailed results of the votes.

Proposal 1 - To elect Trustees.

   Nominee                           Affirmative                   Withheld
 John F. Cogan, Jr.                 51,476,379.415              2,983,882.772
 Mary K. Bush                       51,553,455.150              2,906,807.037
 Richard H. Egdhal, M.D.            51,546,587.201              2,913,674.986
 Daniel T. Geraci                   51,526,787.751              2,933,474.436
 Margaret B.W. Graham               51,683,749.971              2,776,512,216
 Marguerite A. Piret                51,709,903.227              2,750,358.960
 Stephen K. West                    51,600,049.675              2,860,212.512
 John Winthrop                      51,700,277.062              2,759,985.125

Proposal 2 - To approve a new management contract.

   Affirmative                          Against                    Abstain
 38,499,397.672                      3,203,937.072              2,292,086.443

Proposal 3 - To approve a policy allowing Pioneer and the board of trustees to appoint or terminate subavisers and to approve amendments to subadvisory agreements without shareowner approval.

   Affirmative                          Against                    Abstain
 37,989,976.509                      3,977,662.064              2,027,782.614

Proposal 4 (a) - To approve a change to the Fund's investment policy on senior securities.

   Affirmative                          Against                    Abstain
 38,101,043.894                      2,562,669.532              3,331,707.761

Proposal 4 (b) - To approve a change to the Fund's investment policy on borrowing.

   Affirmative                          Against                    Abstain
 37,978,698.298                      2,679,101.487              3,337,621.402

Proposal 4 (c) - To approve a change to the Fund's investment policy on real estate.

   Affirmative                         Against                     Abstain
 38,077,002.067                     2,591,109.882               3,327,309.238

Proposal 4 (d) - To approve a change to the Fund's investment policy on loans.

   Affirmative                         Against                     Abstain
 37,973,281.703                     2,688,378.293               3,333,761.171

Proposal 4 (e) - To approve a change to the Fund's investment policy on commodities.

   Affirmative                         Against                     Abstain
 38,056,689.289                     2,607,893.476               3,308,838.422

Proposal 4 (f) - To approve a change to the Fund's investment policy on diversification.

   Affirmative                         Against                     Abstain
 38,086,606.995                     2,581,709.034               3,327,105.158

Proposal 4 (g) - To approve a change to the Fund's investment policy on acting as an underwriter.

   Affirmative                         Against                     Abstain
 38,025,974.658                     2,636,358.553               3,333,087.976

Proposal 4 (h) - To approve a change to the Fund's investment policy on concentration.

   Affirmative                         Against                     Abstain
 38,084,059.153                     2,574,237.710               3,337,124.324

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                                 Officers
John F. Cogan, Jr., Chairman             John F. Cogan, Jr., President
Mary K. Bush                             Osbert M. Hood, Executive
Richard H. Egdahl, M.D.                   Vice President*
Margaret B.W. Graham                     Vincent Nave, Treasurer
Osbert M. Hood*                          Joseph P. Barri, Secretary
Marguerite A. Piret
Stephen K. West
John Winthrop

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management
Shareholder Services, Inc.

*Mr. Hood was elected Trustee and Executive Vice President on June 3, 2003.


Proxy Voting and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). This information is also on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------
THE PIONEER FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------

For information about any Pioneer mutual fund, please contact your investment professional, or call Pioneer at 1-800-225-6292. Ask for a free fund information kit, which includes a fund prospectus. Please read the prospectus carefully before you invest.

U.S. Equity                                      Fixed Income
Pioneer Fund                                     Pioneer America Income Trust
Pioneer Balanced Fund                            Pioneer Bond Fund
Pioneer Equity Income Fund                       Pioneer High Yield Fund
Pioneer Core Equity Fund                         Pioneer Strategic Income Fund
Pioneer Growth Shares                            Pioneer Tax Free Income Fund
Pioneer Mid Cap Growth Fund
Pioneer Mid Cap Value Fund
Pioneer Real Estate Shares                       Money Market
Pioneer Small Cap Value Fund                     Pioneer Cash Reserves Fund*
Pioneer Small Company Fund
Pioneer Value Fund

International/Global Equity
Pioneer Emerging Markets Fund
Pioneer Europe Select Fund
Pioneer Europe Fund
Pioneer International Equity Fund
Pioneer International Value Fund


* An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

--------------------------------------------------------------------------------
RETIREMENT PLANS FROM PIONEER
--------------------------------------------------------------------------------

Pioneer has a long history of helping people work toward their retirement goals, offering plans suited to the individual investor and businesses of all sizes. For more information on Pioneer retirement plans, contact your investment professional, or call Pioneer at 1-800-622-0176.

Individual Retirement Accounts (IRAs)

Traditional IRA*

For anyone under age 70 1/2 earning income. Individuals can contribute up to $3,000 annually. Earnings are tax-deferred, and contributions may be tax-deductible.

Roth IRA*

Available to single individuals earning less than $110,000 in income annually, and married couples with joint income less than $160,000. Contributions of up to $3,000 a year are not tax-deductible, but all earnings are tax-free for qualified withdrawals. Distributions are tax and penalty-free if certain conditions are met.

Employer-Sponsored Plans

Uni-K Plan*

A 401(k) plan designed specifically for any business that employs only owners and their spouses. Participants can make salary deferral contributions up to $11,000 per year. In addition, each year the business may contribute up to 25% of pay.

401(k) Plan*

Allows employees to make pre-tax contributions through payroll deduction, up to $11,000 per year. Employers' contributions are discretionary. The 401(k) offers companies maximum flexibility.

SIMPLE IRA Plan*

The Savings Incentive Match PLan for Employees (SIMPLE) is designed for employers with 100 or fewer eligible employees. Employees can decide whether to contribute. Employers must contribute.

Most retirement plan withdrawals must meet specific conditions to avoid penalties.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

403(b) Plan*

Also known as a Tax-Sheltered Account (TSA), this plan lets employees of public schools, non-profit hospitals and other tax-exempt organizations make pre-tax contributions through payroll deduction.

SEP-IRA

The Simplified Employee Pension (SEP) plan lets self-employed people and small-business owners make tax-deductible contributions of up to 25% of income, while maintaining complete contribution flexibility each year.

Profit Sharing Plan

Companies can decide each year whether - and how much - to contribute to participants, up to 25% of each participant's pay. Can include vesting schedules that are not available with a SEP-IRA.

Age-Based Profit Sharing Plan

Employer contributions are flexible, but are based on a formula using age and salary. Each year, a business can contribute up to 25% of the total eligible payroll.

Money Purchase Pension Plan (MPP)

Allows employer contributions, up to 25% of pay annually. Companies must contribute a fixed percentage of pay each year.

Defined Benefit Pension Plan

Requires a business to contribute enough each year to fund a specific future benefit. Most beneficial to older employees who need to accumulate assets rapidly.

* Special Catch-Up Provisions are available to individuals age 50 and older to contribute additional amounts to their retirement accounts. For more information, call our Retirement Plans Information line at 1-800-622-0176.

Most retirement plan withdrawals must meet specific conditions to avoid penalties.

HOW TO CONTACT PIONEER

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                               1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                            1-800-225-4321

Retirement plans information                                    1-800-622-0176

Telecommunications Device for the Deaf (TDD)                    1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                               1-800-225-4240

Our internet e-mail address                      ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

Visit our web site:                                       www.pioneerfunds.com


This report must be preceded or accompanied by a current Fund prospectus. For more information about any Pioneer fund, call your financial advisor, or call Pioneer directly at 1-800-225-6292. Please request a free prospectus, which contains information about fund charges and expenses. Read it carefully before you invest or send money.

[PIONEER LOGO]
Investments(R)

Pioneer Investment Management, Inc.
60 State Street                                                    13710-00-0803
Boston, Massachusetts 02109              (C)2003 Pioneer Funds Distributor, Inc.
www.pioneerfunds.com            Underwriter of Pioneer mutual funds, Member SIPC

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

Not applicable for semiannual reports; to be answered on annual submissions after July 15, 2003.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable for semiannual reports; to be answered on annual submissions after July 15, 2003.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Not applicable for semiannual reports; to be answered on annual submissions after December 15, 2003.


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.

ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these
controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There were no significant changes in the registrants internal controls or in other factors that could significantly affect these controls subsequent to
the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Growth Shares


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date August 25, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 25, 2003


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date August 25, 2003

* Print the name and title of each signing officer under his or her signature.